Supplement to the currently effective Statement of Additional Information for Scudder Pathway Series: Conservative Portfolio, Moderate Portfolio and Growth Portfolio

The following replaces the list of the Underlying Scudder Funds in which the Portfolios may invest.

        Conservative Portfolio                   Moderate Portfolio                        Growth Portfolio
       Underlying Scudder Funds               Underlying Scudder Funds                 Underlying Scudder Funds
       ------------------------               ------------------------                 ------------------------

 Fixed-Income Mutual Funds             Equity Mutual Funds                     Equity Mutual Funds
 Scudder Emerging Markets Income Fund  Scudder Balanced Fund                   Scudder Balanced Fund
 Scudder Fixed Income Fund             Scudder Capital Growth Fund             Scudder Capital Growth Fund
 Scudder Global Bond Fund              Scudder Contrarian Fund                 Scudder Contrarian Fund
 Scudder GNMA Fund                     Scudder Development Fund                Scudder Development Fund
 Scudder High Income Opportunity Fund  Scudder Emerging Markets Growth Fund    Scudder Emerging Markets Growth Fund
 Scudder High Income Plus Fund         Scudder Equity 500 Index Fund           Scudder Equity 500 Index Fund
 Scudder Income Fund                   Scudder Global Fund                     Scudder Global Fund
 Scudder Short Term Bond Fund          Scudder Global Discovery Fund           Scudder Global Discovery Fund
 Scudder Short-Term Fixed Income Fund  Scudder Gold and Precious Metals Fund   Scudder Gold and Precious Metals Fund
 Scudder Cash Investment Trust         Scudder Greater Europe Growth Fund      Scudder Greater Europe Growth Fund
 Scudder Money Market Series           Scudder Growth and Income Fund          Scudder Growth and Income Fund
    -- Institutional Shares            Scudder Health Care Fund                Scudder Health Care Fund
                                       Scudder-Dreman High Return Equity Fund  Scudder-Dreman High Return Equity Fund
 Equity Mutual Funds                   Scudder International Fund              Scudder International Fund
 Scudder Balanced Fund                 Scudder International Equity Fund       Scudder International Equity Fund
 Scudder Capital Growth Fund           Scudder International Select Equity     Scudder International Select Equity Fund
 Scudder Contrarian Fund                  Fund                                 Scudder Large Company Growth Fund
 Scudder Development Fund              Scudder Large Company Growth Fund       Scudder Large Company Value Fund
 Scudder Equity 500 Index Fund         Scudder Large Company Value Fund        Scudder Latin America Fund
 Scudder Emerging Markets Growth Fund  Scudder Latin America Fund              Scudder Pacific Opportunities Fund
 Scudder Global Fund                   Scudder Pacific Opportunities Fund      Scudder Select 500 Fund
 Scudder Global Discovery Fund         Scudder Select 500 Fund                 Scudder Select 1000 Growth Fund
 Scudder Gold and Precious Metals Fund Scudder Select 1000 Growth Fund         Scudder S&P 500 Index Fund
 Scudder Greater Europe Growth Fund    Scudder S&P 500 Index Fund              Scudder Small Cap Fund
 Scudder Growth and Income Fund        Scudder Small Cap Fund                  Scudder-Dreman Small Cap Value Fund
 Scudder Health Care Fund              Scudder-Dreman Small Cap Value Fund     Scudder Small Company Stock Fund
 Scudder-Dreman High Return Equity     Scudder Small Company Stock Fund        Scudder Small Company Value Fund
    Fund                               Scudder Small Company Value Fund        Scudder Technology Innovation Fund
 Scudder International Fund            Scudder Technology Innovation Fund      Scudder 21st Century Growth Fund
 Scudder International Equity Fund     Scudder 21st Century Growth Fund
 Scudder International Select Equity                                           Fixed-Income Mutual Funds
    Fund                               Fixed-Income Mutual Funds               Scudder Emerging Markets Income Fund
 Scudder Large Company Growth Fund     Scudder Emerging Markets Income Fund    Scudder Fixed Income Fund
 Scudder Large Company Value Fund      Scudder Fixed Income Fund               Scudder Global Bond Fund
 Scudder Latin America Fund            Scudder Global Bond Fund                Scudder GNMA Fund
 Scudder Pacific Opportunities Fund    Scudder GNMA Fund                       Scudder High Income Opportunity Fund
 Scudder Select 500 Fund               Scudder High Income Opportunity Fund    Scudder High Income Plus Fund
 Scudder Select 1000 Growth Fund       Scudder High Income Plus Fund           Scudder Income Fund
 Scudder S&P 500 Index Fund            Scudder Income Fund                     Scudder Short Term Bond Fund
 Scudder Small Cap Fund                Scudder Short Term Bond Fund            Scudder Short-Term Fixed Income Fund
 Scudder-Dreman Small Cap Value Fund   Scudder Short-Term Fixed Income Fund    Scudder Cash Investment Trust
 Scudder Small Company Stock Fund      Scudder Cash Investment Trust           Scudder Money Market Series --
 Scudder Small Company Value Fund      Scudder Money Market Series                Institutional Shares
 Scudder Technology Innovation Fund       -- Institutional Shares
 Scudder 21st Century Growth Fund



December 5, 2002